Summary of Significant Accounting Policies and Going Concern (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020
Summary of Significant Accounting Policies and Going Concern (Textual)
Net income	$ 209,986	$ 854,220	$ 189,440	$ 1,521,063	$ 4,328,318	$ 7,115,159
Cash in operations			591,628	(222,279)	491,000	1,105,330
Working capital deficit			15,499,099		16,214,281
Stockholders' deficit	15,748,775		15,748,775		17,944,973	17,944,973
Accumulated deficit	$ (31,264,209)		(31,264,209)		(31,074,769)	(26,746,451)
Capitalization cost for single unit			$ 2,000		$ 2,000
Property and equipment, depreciates			3 years		3 years
Depreciation expense					$ 11,088	11,280
Amortized of goodwill and intangible assets life					4 years
Options outstanding	17,673		17,673		17,755
Exercisable					14,427
Warrants outstanding and exercisable	11,859,616		11,859,616
Warrant exercisable			14,544
Convertible debt, amount			$ 7,583,010
Convertible debt, shares			880,053,346
Cost of sales of Freight			$ 37,958	21,667	$ 95,634	134,826
Derivative liability	$ 144,937		144,937
Lease liability	156,554		156,554		156,554		$ 156,554
Reclassifications short term loans					370,710
Convertible debt and accrued interest			$ 224,988
Shares converted percentage			4.99%
Outstanding shares percentage			9.99%
Short term loans from reclassifications					370,710
Warrant [Member]
Summary of Significant Accounting Policies and Going Concern (Textual)
Derivative liability							$ 167,777
Common Stock [Member]
Summary of Significant Accounting Policies and Going Concern (Textual)
Net income
Convertible debt, shares			40,101,615
Convertible Debt [Member]
Summary of Significant Accounting Policies and Going Concern (Textual)
Convertible debt, amount					$ 1,304,258
Convertible debt, shares					526,400,307
Derivative liability	$ 8,851		$ 8,851		$ 8,851